Inventories, Net	6 Months Ended
Jun. 30, 2022
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Other than cash purchase, a portion of the Company’s inventories are obtained through fee exchange arrangements with its customers, which are entered into at the Company’s discretion to receive inventory in exchange for collection of accounts receivable due from the customers. These inventories are all commodities available for sale.

Inventories as of June 30, 2022 and December 31, 2021 consist of the following:

	As of June 30, 2022	As of December 31, 2021

Raw materials	935,258	-
Consigned processing materials	336,473	-
Finished Goods	10,153,459	3,105,673
Graphite anode materials	7,410,538	-
Healthcare service gift cards	1,212,698	1,276,550
Chinese tea	682,064	718,426
Learning course gift cards	432,101	454,852
Latex pillows	131,331	138,246
Healthcare products	196,704	207,348
Others	88,023	310,251
Total	$11,425,190	$3,105,673

No inventory valuation allowance was recorded for the six months ended June 30, 2022 and 2021.